OTHER RESERVES - Schedule of Capital Redemption Reserve (Details) - GBP (£) £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Shares cancelled under share buyback programme (see below)		£ 2,013	£ 0	[1]	£ 0	[1]
Share buyback (note 41)		(2,013)
Retained profits £ million
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Number of treasury shares cancelled (in shares)	4,529
Share buyback (note 41)		(2,013)
Capital redemption reserve
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
At 1 January		4,479	4,462		4,462
Redemption of preference shares (note 40)		0	17		0
Shares cancelled under share buyback programme (see below)		453	0		0
At 31 December		£ 4,932	£ 4,479		£ 4,462

[1]	1 Restated, see page F-16.